Risks and Concentration - Disclosure Of Concentration Of Accounts Receivable (Detail)	12 Months Ended
Dec. 31, 2019
Customer A [Member] | Accounts Receivable [Member]
Risk And Concentration [Line Items]
Concentration Risk, Percentage	31.00%